UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02631

Chestnut Street Exchange Fund
 (Exact name of registrant as specified in charter)

223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
 (Address of principal executive offices) (Zip code)

Frederick C. Teufel, Jr.
Chestnut Street Exchange Fund
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
 (Name and address of agent for service)

1-866-311-7541
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)	[Insert full text of semi-annual report here]

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

(Unaudited)

July 28, 2022

Fellow Partner:

Enclosed is the Semi-Annual Report of Chestnut Street Exchange Fund (the “Fund”) for the six-month period ended June 30, 2022.

Our Fund earned $6.39 per share of net investment income for a share outstanding throughout the first half of 2022, compared to $5.03 per share earned in the same period of 2021. Dividend income was decreased by $30,894 from the same period in 2021. Expenses were decreased in the first half of 2022.

After providing for the June 30, 2022 distribution, the net asset value per partnership share at June 30, 2022 was $829.03. The net asset value at March 31, 2022, the date of our last report, was $974.90.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500 Index® and the Dow Jones Industrial AverageTM will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

(Unaudited)

Portfolio Review

Summary

U.S. equity markets declined during the first half of 2022, resulting in a decrease of the S&P 500® Index (“S&P 500”) of -19.96% for the six months ended June 30, 2022. Growth stocks, as measured by the S&P 500® Growth Index, returned -27.62%, while value stocks, as measured by the S&P 500® Value Index, returned -11.42%. Small company stocks, as measured by the Russell 2000 Index, returned -23.45%, and global stocks, as represented by the MSCI World Stock Index, produced a -20.28% return during the first six-months of the year.

The inflationary environment which the U.S. and indeed most of the world found itself in during the past six months has caused concern among the broader investment community of future earnings declines across nearly all equity sectors. That being said, revenues and earnings reported during the first half of 2022 came in largely above estimates and growth remained relatively strong. Market declines led to price-to-earnings multiples (P/E) of stocks across many sectors falling to levels not seen since 2019.

The U.S. consumer was the main engine driving global growth for the first six months of 2022, as European economies faltered under soaring energy prices from the ongoing war between Russia and Ukraine, while China’s economy continued to sputter, due to intermittent COVID lockdowns and ongoing real estate industry issues. The U.S. consumer was still spending excess savings from the pandemic, as checking accounts across all income levels were still elevated compared to pre-COVID levels.

The Federal Reserve increased interest rates by 1.50% during the quarter and signaled that fighting inflation was its primary goal going forward, as unemployment remained solidly under 4%. The first 0.75% rate hike since the 1990’s and expectations of future rate hikes moved bond yields sharply higher in a short period, leading to the worst bond market performance to start a year in decades. This also had an effect on mortgage rates, as 30-year rates jumped from just over 3% to nearly 6% in the span of several months. While housing demand remained strong during the period, it has yet to be seen how this sudden increase in borrowing costs will affect the housing market in the medium-term.

Performance Attribution

During the first half of 2022, the portfolio returned -18.63%, outperforming its benchmark index, the S&P 500, which returned -19.96% during the same period.

For the first half of the year, security selection in all sectors with the exception of consumer discretionary and financials aided the outperformance of the fund. Overweighted sectors including industrials and materials, as well as underweights in the consumer discretionary and information technology sectors also contributed to outperformance in 2022 thus far. Exxon Mobil Corporation posted a 42.96% return for the first half of 2022, outperforming both the energy sector and broader market. Johnson & Johnson, one of the fund’s top ten positions, posted a positive 5.10% return in 2022, outperforming the broader healthcare sector. Microsoft Corporation and Apple Inc, top ten positions, fell -23.29% and -22.79% respectively. However, both stocks still outperformed the broader information technology sector, which returned -26.86% during the first half of the year.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

(Unaudited)

Portfolio Review (concluded)

Underperformance during the quarter came primarily from the financial sector, as Moody’s Corporation, JPMorgan Chase & Co., and The Bank of America Corporation all underperformed the broader financial sector and broader market. Moody’s Corporation and JPMorgan Chase & Co. were also among the fund’s top ten holdings, so their underperformance was more impactful than that of other holdings. The worst performing stock in the portfolio during 2022 was The Walt Disney Company, which returned -39.05% during the period. The company suffered from both low profitability in their new streaming service, continued limited capacity on cruise lines and some resorts, and political issues which weighed negatively on investor sentiment in the stock.

Outlook

Consumer sentiment in the U.S. regarding future spending has hit a low not seen since the Great Recession, primarily due to the current and expected inflationary environment. The Federal Reserve is now focused exclusively on this issue, using both interest rate increases and “Quantitative Tightening” as tools to help decrease demand and increase savings. However, the Federal Reserve does not have the power to increase energy supply, which is now the root cause of most inflationary pressures and expectations.

Equity markets have reflected decreased expectations for consumer spending, and stocks seem to be closer to “fairly valued” in our opinion than they have in quite some time, while not yet appearing “cheap.” We should note, however, that more favorable long-term equity market returns have frequently begun during periods of low consumer confidence and expectations of reduced spending, rather than during periods of “richly valued” markets frequently hitting new all-time highs.

Any opinions expressed are those of Mitchell Sinkler & Starr, Inc. as of the date of this report and are subject to change based on changes in market or economic conditions. The performance data represents past performance, and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results. Please call 1-866-311-7541 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by Mitchell Sinkler & Starr, Inc. to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2022

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be higher or lower than the return shown. Please call (866) 311-7541 for the most recent month-end performance.

The performance quoted reflects fee waivers in effect and would have been lower in their absence. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2022

		Average Annual Total Returns
					Since
	6 Months	1 Year	5 Year	10 Year	Inception(1)
Chestnut Street Exchange Fund	-18.63%	-13.32%	7.89%	9.97%	10.63%
S&P 500® Index	-19.96%	-10.62%	11.31%	12.96%	11.19%
Dow Jones Industrial AverageTM Index	-14.44%	-9.05%	9.98%	11.70%	11.18%

(1)	Cumulative since inception total returns were 9,810.87%, 12,357.3% and 12,309.62% for the Chestnut Street Exchange Fund, the S&P 500® Index and the Dow Jones Industrial Average™ Index, respectively, for the period December 29, 1976 (inception date of the Fund) to June 30, 2022.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FUND EXPENSE EXAMPLE

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2022 through June 30, 2022, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2022’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$ 1,000.00	$ 813.70	$2.29
Hypothetical †
(5% return before expenses)	$ 1,000.00	$ 1,022.27	$2.56

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of -18.63% for the six-month period ended June 30, 2022.
†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2022

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCK
Media & Entertainment	11.2%	$19,150,348
Software & Services	10.3%	17,753,519
Pharmaceuticals & Biotechnology	8.8%	15,140,688
Materials	8.6%	14,767,736
Transportation	8.5%	14,484,911
Banks	7.9%	13,492,322
Diversified Financials	7.7%	13,194,625
Health Care Equipment & Services	6.2%	10,708,870
Capital Goods	5.9%	10,198,163
Technology, Hardware & Equipment	5.1%	8,774,731
Food, Beverage & Tobacco	4.7%	8,078,736
Retailing	3.9%	6,745,724
Energy	3.9%	6,626,740
Semiconductors	3.7%	6,359,775
Food & Staples Retailing	1.1%	1,956,709
Consumer Durables & Apparel	1.1%	1,901,840
Other Assets in Excess of Liabilities	1.4%	2,364,732
Net Assets	100.0%	$171,700,169

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

	Shares	Value
COMMON STOCKS: 98.6%
BANKS: 7.9%
Bank of America Corp.	42,257	$1,315,461
JPMorgan Chase & Co.	87,492	9,852,474
Wells Fargo & Co.	59,341	2,324,387
		13,492,322
CAPITAL GOODS: 5.9%
3M Co.	20,735	2,683,316
Emerson Electric Co.	86,366	6,869,552
General Electric Co.	10,135	645,295
		10,198,163
CONSUMER DURABLES & APPAREL: 1.1%
NIKE, Inc.	18,609	1,901,840
		1,901,840

DIVERSIFIED FINANCIALS: 7.7%
Moody’s Corp.	48,515	13,194,625
		13,194,625

ENERGY: 3.9%
Exxon Mobil Corp.	51,438	4,405,150
Schlumberger Ltd. ^	62,125	2,221,590
		6,626,740

FOOD & STAPLES RETAILING: 1.1%
Walmart, Inc.	16,094	1,956,709
		1,956,709

FOOD, BEVERAGE & TOBACCO: 4.7%
Altria Group, Inc.	13,542	565,649
Kraft Heinz Co.	3,165	120,713
Mondelez International, Inc.	9,405	583,956
PepsiCo, Inc.	32,829	5,471,281
Philip Morris International, Inc.	13,542	1,337,137
		8,078,736

HEALTH CARE EQUIPMENT & SERVICES: 6.2%
Abbott Laboratories	98,563	10,708,870
		10,708,870

MATERIALS: 8.6%
Air Products and Chemicals, Inc.	44,225	10,635,228
Cabot Corp.	64,783	4,132,508
		14,767,736

MEDIA & ENTERTAINMENT: 11.2%
Alphabet, Inc. Class A*	2,283	4,975,251
Comcast Corp. Class A	176,492	6,925,546
Walt Disney Co. *	65,094	6,144,874
ViacomCBS, Inc. Class B	44,760	1,104,677
		19,150,348

PHARMACEUTICALS & BIOTECHNOLOGY: 8.8%
Johnson & Johnson	50,730	9,005,082
Merck & Co., Inc.	64,896	5,916,568
Organon & Co.	6,490	219,038
		15,140,688

RETAILING: 3.9%
Amazon.com, Inc.*	17,940	1,905,407
Home Depot, Inc.	17,648	4,840,317
		6,745,724

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2022

(Unaudited)

	Shares	Value
SEMICONDUCTORS: 3.7%
Intel Corp.	170,002	$6,359,775
		6,359,775
SOFTWARE & SERVICES: 10.3%
Check Point Software Technologies Ltd. *^	34,204	4,165,363
Microsoft Corp.	38,394	9,860,731
Oracle Corp.	53,348	3,727,425
		17,753,519

TECHNOLOGY, HARDWARE & EQUIPMENT: 5.1%
Apple, Inc.	57,561	7,869,740
Cisco Systems, Inc.	21,224	904,991
		8,774,731

TRANSPORTATION: 8.5%
Union Pacific Corp.	67,915	14,484,911
		14,484,911
Total Common Stocks
(Cost: $21,708,446)		169,335,437

TOTAL INVESTMENT IN SECURITIES
(Cost: $21,708,446)	98.6%	169,335,437
Other assets	1.8%	3,086,038
Other liabilities	(0.4)%	(721,306)
NET ASSETS
(Applicable to 207,112 partnership shares outstanding)	100.0%	$171,700,169
Net Asset Value Per Share		$829.03

Net assets applicable to shares owned by:
Limited partners
(207,069 shares)		$171,664,521
Managing general partners
(43 shares)		35,648
NET ASSETS		$171,700,169

*	Non-Income Producing
^	Foreign Issued Security

For purposes of this report, the securities in the portfolio have been organized by their respective Global Industry Classification Standard (GICS®) code. GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2022

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	quoted prices in active markets for identical securities
● Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2022, in valuing the Fund’s investments carried at value:

	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$169,335,437	$169,335,437	$—	$—

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF ASSETS & LIABILITIES

June 30, 2022

(Unaudited)

Assets
Investments in securities, at value (cost $21,708,446)	$169,335,437
Cash	2,907,062
Dividends receivable	176,931
Interest receivable	2,190
Prepaid expenses	5,684
Total assets	172,427,304

Liabilities
Payable for distributions	546,736
Accrued advisory fees	14,723
Accrued administration and accounting fees	35,425
Accrued partners’ compensation	11,595
Accrued expenses and other liabilities	118,656
Total liabilities	727,135
Net Assets	$171,700,169

Net Assets consisted of:
Other capital - paid-in or reinvested	$22,638,504
Distributable earnings	149,061,665
Net Assets (Applicable to 207,111 partnership shares outstanding)	$171,700,169
Net Asset Value offering and redemption price per share
(171,700,169 / 207,111 shares)	$829.03

Net Assets applicable to shares owned by:
Limited partners (207,068 shares)	$171,664,521
Managing general partners (43 shares)	35,648
Net Assets (207,111 shares)	$171,700,169

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022

(Unaudited)

Investment Income
Dividends		$1,808,290
Interest		4,115
Total investment income		1,812,405
Expenses
Legal fees (Note C)		154,970
Administration and accounting fees (Note C)		102,895
Investment advisory services (Note C)		96,320
Officer’s salary and expenses		40,453
Managing general partners’ compensation (Note C)		23,349
Transfer agent fees		23,346
Audit fees		13,219
Insurance		12,489
Custodian fees		11,584
Printing		7,599
Miscellaneous		724
Total expenses		486,948
Net investment income		1,325,457

Net realized and unrealized gain on investments
Net realized gain from securities transactions: distributed on redemption of partnership shares		1,196,859
Unrealized appreciation on investments
Beginning of period	$189,657,829
End of period	147,626,991
Net change in unrealized appreciation		(42,030,838)
Net realized and unrealized gain from investments		(40,833,979)
Net increase in net assets resulting from operations		$(39,508,522)

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase in net assets
Operations:
Net investment income	$1,325,457	$2,442,426
Excess of market value over book value of securities distributed upon redemption of partnership shares	1,196,859	30,452,689
Net realized gain from securities litigation	—	4,314
Net unrealized change in unrealized appreciation on investments	(42,030,838)	7,258,422
Net increase/decrease in net assets resulting from operations	(39,508,522)	40,157,851

Distributions to partners from:
Total distributable earnings	(1,087,927)	(2,446,673)

Capital share transactions:
Net asset value of 52(1) and 204(2) shares issued in lieu of cash distributions, respectively	46,452	196,328
Cost of 1,298(3) and 35,383(4) shares repurchased, respectively	(1,276,422)	(33,822,224)
Net decrease in net assets from capital share transactions	(1,229,970)	(33,625,896)
Total net increase/decrease in net assets	(41,826,419)	4,085,282

Net assets:
Beginning of period	213,526,588	209,441,306
End of period	$171,700,169	$213,526,588

(1) Includes 52 Limited partners’ shares and 0 Managing general partners’ shares.

(2) Includes 204 Limited partners’ shares and 0 Managing general partners’ shares.

(3) Includes 1,298 Limited partners’ shares and 0 Managing general partners’ shares.

(4) Includes 35,383 Limited partners’ shares and 0 Managing general partners’ shares.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Period)

	Six Months Ended	Year Ended December 31,
	June 30,
	2022*	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$1,024.81	$860.00	$796.22	$619.69	$674.84	$580.36
Income From Investment Operations:
Net investment income	6.39	10.66	9.51	11.82	11.77	10.94
Net gain (loss) on securities (both realized and unrealized)	(196.92)	165.24	63.81	176.53	(55.15)	94.44
Total from Investment Operations	(190.53)	175.90	73.32	188.35	(43.38)	105.38
Less Distributions:
From net investment income	(5.25)	(11.09)	(9.54)	(11.82)	(11.77)	(10.90)
Net Asset Value, End of Period	$829.03	$1,024.81	$860.00	$796.22	$619.69	$674.84

Total Return	(18.63)%	20.54%	9.39%	30.66%	(6.43)%	18.37%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$171,700	$213,527	$209,441	$201,079	$164,376	$200,532
Ratios to average net assets:
Expenses
Including waivers	0.51%	0.56%	0.81%	0.66%	0.58%	0.59%
Excluding waivers	0.51%	0.57%	0.83%	0.68%	0.59%	0.61%
Net investment income	1.38%	1.11%	1.26%	1.62%	1.69%	1.74%
Portfolio Turnover Rate	0.00%	0.00%	0.00%	0.89%	0.94%	0.00%

* All ratios have been annualized except total return and portfolio turnover rate.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company. The Fund’s investment objective is to seek long- term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997. The Fund is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income are recorded at fair value of the security received.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the years 2020 and 2021, the Fund did not distribute net long-term capital gains, and did not retain any gains. As such, the Fund did not pay any tax at the corporate income tax rate.

During the year ended December 31, 2021, the Fund utilized no capital loss carryover from prior years and has no capital loss carryover as of December 31, 2021.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2018—2021) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$21,759,911
Gross unrealized appreciation	189,657,829
Gross unrealized depreciation	—
Net unrealized appreciation	$189,657,829

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

COVID 19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways.

Although vaccines for COVID-19 have become more widely available, the future impact of COVID-19 and its variants is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Recent Accounting Pronouncements

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.10% of the Fund’s net assets. For the six months ended June 30, 2022, fees paid via the Advisory Agreement amounted to $96,320.

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services serves as the Fund’s administrator, accounting agent, transfer agent and dividend disbursing agent. U.S. Bank, NA serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2022, payments to or for the Managing General Partners, Chairman, President, Chief Financial Officer and Chief Compliance Officer amounted to $63,802.

Legal fees amounting to $154,970 for the six months ended June 30, 2022 were paid to Faegre Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

(D)	INVESTMENT TRANSACTIONS

There were no purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) for the six months ended June 30, 2022.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense, however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.

The tax character of distributions paid during 2021 and 2020 were as follows:

	2021	2020
Ordinary income	$2,446,673	$2,391,567
Distributed to partners	$2,446,673	$2,391,567

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2022, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions		Net Realized Gain Included in Redemptions	Fund Shares Redeemed
Portfolio Securities	$1,248,999	*	$1,196,859	1,298
Cash	27,424		—	—
	$1,276,422		$1,196,859	1,298

*	Includes $674 in cash redeemed.

Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$—
Net realized gain	285
Net unrealized appreciation on investments	189,657,829
$189,658,114

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

ADDITIONAL INFORMATION

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 311-7541 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC website at http://www.sec.gov.

MANAGING GENERAL PARTNERS

Langhorne B. Smith

Terry Wettergreen

David R. Wilmerding, Jr.

INVESTMENT ADVISER

Mitchell Sinkler & Starr, Inc.
Two Penn Center Plaza, Suite 1320
Philadelphia, PA 19102

ADMINISTRATOR

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Semi-Annual Report June 30, 2022 (Unaudited) Chestnut Street Exchange Fund 223 Wilmington West Chester Pike, Suite 216 Chadds Ford, PA 19137 1-866-311-7541

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Managing General Partners.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

     (4) Changes in the registrant’s independent public accountant.

Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Chestnut Street Exchange Fund

By (Signature and Title)    /s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr., President & Chief Compliance Officer
(principal executive officer)

Date            8/31/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr., President & Chief Compliance Officer
(principal executive officer)

Date            8/31/2022

By (Signature and Title)    /s/ Frederick C. Teufel, Jr.
   Frederick C. Teufel, Jr., Chief Financial Officer
  (principal financial officer)

Date            8/31/2022